SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

March 31,
2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,729
Income and Franchise Tax	(1,729)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(10,405,903)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(10,405,903)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	3,280,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(3.17)

Note: As of March 31, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1) The weighted average non-redeemable common stock for the three months ended March 31, 2021 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From
June 10, 2020
(inception) Through
December 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$2,152
Income and Franchise Tax	(2,152)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00
Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(3,586,390)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(3,589,390)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted(1)	3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(1.16)

Note:As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1)

The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.